Corgi Buy Now Pay Later ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Business Support Services - 50.1% (a)
Bread Financial Holdings, Inc.	590	$ 63,926
Mastercard, Inc. - Class A	320	164,352
NU Holdings Ltd. - Class A (b)	4,240	56,646
OppFi, Inc. (b)	1,030	10,228
PayPal Holdings, Inc.	1,220	52,680
Sezzle, Inc. (b)	530	90,964
Upstart Holdings, Inc. (b)	1,420	50,311
Visa, Inc. - Class A	560	192,130
		681,237

Computer and Peripheral Equipment Manufacturing - 1.5%
Mitek Systems, Inc. (b)	1,020	20,533

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 7.2%
Marqeta, Inc. - Class A (b)	10,360	42,062
Shopify, Inc. - Class A (b)	490	55,948
		98,010

Depository Credit Intermediation - 8.0%
Kaspi.KZ JSC - ADR	550	47,652
Synchrony Financial	810	61,600
		109,252

Management of Companies and Enterprises - 10.9%
Klarna Group PLC (b)	3,880	78,531
Sea Ltd. - ADR (b)	720	68,998
		147,529

Nondepository Credit Intermediation - 11.4%
Affirm Holdings, Inc. (b)	960	78,288
FinVolution Group - ADR	8,470	40,571
OneMain Holdings, Inc.	600	36,582
		155,441

Other Financial Investment Activities - 1.6%
Pagaya Technologies Ltd. - Class A (b)	1,210	22,082

Retail & Wholesale - Discretionary - 3.8%
MercadoLibre, Inc. (b)	30	50,922

Software Publishers - 4.8%
Block, Inc. (b)	860	65,360
TOTAL COMMON STOCKS (Cost $1,213,943)		1,350,366

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.9%	Shares	Value
First American Government Obligations Fund - Class X, 3.57% (c)	12,788	12,788
TOTAL MONEY MARKET FUNDS (Cost $12,788)		12,788

TOTAL INVESTMENTS - 100.2% (Cost $1,226,731)		1,363,154

Liabilities in Excess of Other Assets - (0.2)%	(0.00181)	(2,466)
TOTAL NET ASSETS - 100.0%		$ 1,360,688

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
JSC - Public Joint Stock Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Corgi Buy Now Pay Later ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 1,350,366	$ –	$ –	$ 1,350,366
Money Market Funds	12,788	–	–	12,788
Total Investments	$ 1,363,154	$ –	$ –	$ 1,363,154

Refer to the Schedule of Investments for further disaggregation of investment categories.